Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($) Customer	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
JHX_Number of Customer | Customer	1
jhx_Percentage Of Gross Sales Per Customer Maximum	10.00%
Sales Revenue, Net | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Gross sales percentage (as percent)	34.00%	36.00%	22.00%
Customer A | Accounts Receivable | Customer Concentration Risk
Segment Reporting Information [Line Items]
Gross sales percentage (as percent)	6.00%	8.50%
Customer A | North America Fiber Cement | Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Net sales | $	$ 306.0	$ 260.5	$ 246.9
Gross sales percentage (as percent)	12.00%	10.40%	12.00%